Reserves (Details) - Schedule of NASDAQ Listing Reserve - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of NASDAQ Listing Reserve [Abstract]
Balance at beginning of year
NASDAQ listing costs (note 30)	43,998,710
Balance at end of year	$ 43,998,710